Events after the Reporting Period - Additional Information (Details) - KRW (₩) ₩ in Millions	4 Months Ended	12 Months Ended
	Jun. 10, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2026
Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares		₩ 150,003	₩ 136,712	₩ 157,222
Voluntary retirement program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of termination benefits on labour management agreement					₩ 181,305
Major ordinary share transactions [Member] | Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares	₩ 200,000